Financial Instruments (Details 13) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis for financial derivatives-absolute changes in interest rates +2% [Member] | Change in interest on Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	₪ (35)	₪ (51)
Sensitivity analysis for financial derivatives-absolute changes in interest rates +2% [Member] | Change in interest on C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)		195
Sensitivity analysis for financial derivatives-absolute changes in interest rates +2% [Member] | Change in interest on Norwegian Krone [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	93	123
Sensitivity analysis for financial derivatives-absolute changes in interest rates +1% [Member] | Change in interest on Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	(18)	(26)
Sensitivity analysis for financial derivatives-absolute changes in interest rates +1% [Member] | Change in interest on C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)		102
Sensitivity analysis for financial derivatives-absolute changes in interest rates +1% [Member] | Change in interest on Norwegian Krone [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	48	63
Sensitivity analysis for financial derivatives-absolute changes in interest rates -1% [Member] | Change in interest on Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	19	28
Sensitivity analysis for financial derivatives-absolute changes in interest rates -1% [Member] | Change in interest on C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)		(112)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -1% [Member] | Change in interest on Norwegian Krone [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	(50)	(67)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -2% [Member] | Change in interest on Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	38	58
Sensitivity analysis for financial derivatives-absolute changes in interest rates -2% [Member] | Change in interest on C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)		(235)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -2% [Member] | Change in interest on Norwegian Krone [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax equity (accounting hedge)	₪ (103)	₪ (138)